UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Signature Financial Management, Inc.
Address: 101 West Main Street
         Suite 700
         Norfolk, VA  23510

13F File Number:  028-14797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donna Rucker
Title:     Chief Compliance Officer
Phone:     757-625-7670

Signature, Place, and Date of Signing:

 /s/  Donna Rucker     Norfolk, VA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    71

Form 13F Information Table Value Total:    $166,104 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      247     2665 SH       SOLE                     2665        0        0
ABBOTT LABS                    COM              002824100      230     3529 SH       SOLE                     3529        0        0
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101      612     9206 SH       SOLE                     9206        0        0
AMGEN INC                      COM              031162100     1084    12577 SH       SOLE                    12577        0        0
ANADARKO PETE CORP             COM              032511107      212     2850 SH       SOLE                     2850        0        0
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR    03524A108      253     2900 SH       SOLE                     2900        0        0
APPLE INC                      COM              037833100     1134     2130 SH       SOLE                     2130        0        0
AT&T INC                       COM              00206R102      325     9613 SH       SOLE                     9613        0        0
BB&T CORP                      COM              054937107      248     8524 SH       SOLE                     8524        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      402        3 SH       SOLE                        3        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     1126    12550 SH       SOLE                    12550        0        0
CHEVRON CORP NEW               COM              166764100      467     4329 SH       SOLE                     4329        0        0
CHUBB CORP                     COM              171232101     7753   102932 SH       SOLE                   102932        0        0
CISCO SYS INC                  COM              17275R102      214    10904 SH       SOLE                    10904        0        0
COCA COLA CO                   COM              191216100      425    11709 SH       SOLE                    11709        0        0
COMCAST CORP NEW               CL A             20030N101     1902    50918 SH       SOLE                    50918        0        0
CRESUD SA COMERCIAL            *W EXP 05/22/201 P3311R192        1    11220 SH       SOLE                    11220        0        0
CVS CAREMARK CORPORATION       COM              126650100      962    19891 SH       SOLE                    19891        0        0
DELTIC TIMBER CORP             COM              247850100     1822    25803 SH       SOLE                    25803        0        0
DISNEY WALT CO                 COM DISNEY       254687106     1007    20207 SH       SOLE                    20207        0        0
EMERSON ELEC CO                COM              291011104      435     8211 SH       SOLE                     8211        0        0
ENBRIDGE INC                   COM              29250N105     1040    23998 SH       SOLE                    23998        0        0
EXXON MOBIL CORP               COM              30231G102     2453    28356 SH       SOLE                    28356        0        0
FEDEX CORP                     COM              31428X106      326     3550 SH       SOLE                     3550        0        0
FRANKLIN ELEC INC              COM              353514102      496     8000 SH       SOLE                     8000        0        0
GENERAL ELECTRIC CO            COM              369604103      863    41057 SH       SOLE                    41057        0        0
GENERAL MLS INC                COM              370334104      201     5000 SH       SOLE                     5000        0        0
GILDAN ACTIVEWEAR INC          COM              375916103      929    25397 SH       SOLE                    25397        0        0
GOOGLE INC                     CL A             38259P508      413      582 SH       SOLE                      582        0        0
HALCON RES CORP                COM NEW          40537Q209      311    44999 SH       SOLE                    44999        0        0
HORMEL FOODS CORP              COM              440452100     1635    52400 SH       SOLE                    52400        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      548     2861 SH       SOLE                     2861        0        0
INTERNATIONAL FLAVORS&FRAGRA   COM              459506101      241     3622 SH       SOLE                     3622        0        0
ISHARES INC                    MSCI JAPAN       464286848     2166   222200 SH       SOLE                   222200        0        0
ISHARES TR                     CORE S&P500 ETF  464287200      345     2410 SH       SOLE                     2410        0        0
ISHARES TR                     RUSSELL 3000     464287689      847    10000 SH       SOLE                    10000        0        0
ISHARES TR                     DJ US TECH SEC   464287721     2991    42300 SH       SOLE                    42300        0        0
ISHARES TR                     MSCI ACWI INDX   464288257     1250    26015 SH       SOLE                    26015        0        0
JOHNSON & JOHNSON              COM              478160104      738    10533 SH       SOLE                    10533        0        0
JPMORGAN CHASE & CO            COM              46625H100      370     8410 SH       SOLE                     8410        0        0
KAYNE ANDERSON MLP INVSMNT C   COM              486606106    23461   795668 SH       SOLE                   795668        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106     3821    47884 SH       SOLE                    47884        0        0
LOWES COS INC                  COM              548661107      993    27960 SH       SOLE                    27960        0        0
LUMOS NETWORKS CORP            COM              550283105      899    89707 SH       SOLE                    89707        0        0
MARKEL CORP                    COM              570535104      687     1586 SH       SOLE                     1586        0        0
MARSH & MCLENNAN COS INC       COM              571748102      726    21074 SH       SOLE                    21074        0        0
MATTEL INC                     COM              577081102      456    12443 SH       SOLE                    12443        0        0
MCDONALDS CORP                 COM              580135101      395     4493 SH       SOLE                     4493        0        0
MERCK & CO INC NEW             COM              58933Y105      359     8788 SH       SOLE                     8788        0        0
MICROSOFT CORP                 COM              594918104      276    10291 SH       SOLE                    10291        0        0
MURPHY OIL CORP                COM              626717102    13394   224906 SH       SOLE                   224906        0        0
NIKE INC                       CL B             654106103      219     4230 SH       SOLE                     4230        0        0
NORFOLK SOUTHERN CORP          COM              655844108     3565    57645 SH       SOLE                    57645        0        0
NTELOS HLDGS CORP              COM NEW          67020Q305      763    58201 SH       SOLE                    58201        0        0
OAK RIDGE FINL SVCS INC        COM              671768109       53    13032 SH       SOLE                    13032        0        0
PFIZER INC                     COM              717081103      950    37823 SH       SOLE                    37823        0        0
PHILIP MORRIS INTL INC         COM              718172109      320     3826 SH       SOLE                     3826        0        0
PNM RES INC                    COM              69349H107      321    15657 SH       SOLE                    15657        0        0
PROCTER & GAMBLE CO            COM              742718109      483     7108 SH       SOLE                     7108        0        0
ROYAL BK CDA MONTREAL QUE      COM              780087102      273     4522 SH       SOLE                     4522        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1413     8719 SH       SOLE                     8719        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    10914    76630 SH       SOLE                    76630        0        0
UDR INC                        COM              902653104      450    18922 SH       SOLE                    18922        0        0
UNION FIRST MKT BANKSH CP      COM              90662P104      211    13387 SH       SOLE                    13387        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769      510     6952 SH       SOLE                     6952        0        0
VANGUARD INTL EQUITY INDEX F   TT WRLD ST ETF   922042742      411     8303 SH       SOLE                     8303        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    45866  1030000 SH       SOLE                  1030000        0        0
VANGUARD INTL EQUITY INDEX F   MSCI PAC ETF     922042866    12900   241630 SH       SOLE                   241630        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844      633    10636 SH       SOLE                    10636        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      307     7102 SH       SOLE                     7102        0        0
WELLS FARGO & CO NEW           COM              949746101     1051    30723 SH       SOLE                    30723        0        0